Fair Value Measurements - Summary of Fair Value Measurements Measured on Recurring Basis (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held in Trust Account	$ 355,032,480	$ 350,437,823
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held in Trust Account	$ 355,032,480	$ 350,437,823